Reinsurance (Tables)	9 Months Ended
Sep. 30, 2024
Reinsurance Disclosures [Abstract]
Summary of Assumed and Ceded Reinsurance on Premiums Written, Premiums Earned and Insurance Losses and Loss Adjustment Expenses
The effect of assumed and ceded reinsurance on premiums written, premiums earned and losses and loss adjustment expenses for the twelve months ended December 31, 2023, 2022 and 2021 was as follows:

	Twelve Months Ended December 31,
	2023	2022	2021
	($ in millions)
Premiums written:
Insurance	$2,446.6	$2,531.7	$2,341.4
Reinsurance	1,521.0	1,807.0	1,597.0
Ceded	(1,385.7)	(1,442.7)	(1,350.7)
Net written premiums	$2,581.9	$2,896.0	$2,587.7

Premiums earned:
Insurance	$2,444.8	$2,370.8	$2,139.1
Reinsurance	1,562.0	1,617.2	1,479.2
Ceded	(1,392.3)	(1,299.3)	(1,207.8)
Net earned premiums	$2,614.5	$2,688.7	$2,410.5

Losses and loss adjustment expenses:
Insurance	$1,644.5	$1,574.2	$1,499.8
Reinsurance	707.2	939.5	1,000.6
Ceded	(798.7)	(833.7)	(807.1)
Losses and loss adjustment expenses	$1,553.0	$1,680.0	$1,693.3
The effect of ceded reinsurance on premiums written, premiums earned and losses and loss adjustment expenses for the three and nine months ended September 30, 2024 and 2023 was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
	($ in millions)		($ in millions)
Premiums written:
Insurance	$700.6	$615.2	$2,001.8	$1,864.7
Reinsurance	416.2	367.5	1,596.8	1,243.2
Ceded	(443.2)	(354.1)	(1,373.0)	(1,128.8)
Net written premiums	$673.6	$628.6	$2,225.6	$1,979.1

Premiums earned:
Insurance	$652.5	$618.1	$1,876.2	$1,821.7
Reinsurance	449.7	403.1	1,298.2	1,158.8
Ceded	(403.9)	(361.2)	(1,105.0)	(1,033.1)
Net earned premiums	$698.3	$660.0	$2,069.4	$1,947.4

Losses and loss adjustment expenses:
Insurance	$490.9	$542.8	$1,259.1	$1,234.5
Reinsurance	291.6	181.1	692.7	534.5
Ceded	(308.3)	(293.4)	(672.9)	(621.4)
Losses and loss adjustment expenses	$474.2	$430.5	$1,278.9	$1,147.6